Deferred Charges, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 2,621,145	$ 868,917
Additions	3,486,746	2,479,526
Amortization	(1,244,197)	(727,298)
Disposals	(3,443,120)
Balance at end of period	$ 1,420,574	$ 2,621,145